Loans Due From Third Parties, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 39,446	$ 27,432
Provisions	440,494	12,014
Balance at end of the year	$ 479,940	$ 39,446